CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (DEFICIT) (USD $) In Thousands, unless otherwise specified	Total	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Earnings (Deficit)	Noncontrolling Interest
Balance at Dec. 31, 2010	$ (2,942,560)	$ 1,170,560	$ 3,765	$ (4,116,885)
Increase (Decrease) in Stockholder's Equity
Dividends to DISH Orbital Corporation (Note 15)	(3,500,000)			(3,500,000)
Non-cash, stock-based compensation	31,163	31,163
Income tax (expense) benefit related to stock awards and other	5,958	5,958
Change in unrealized holding gains (losses) on available-for-sale securities, net	(5,215)		(5,215)
Net income (loss) attributable to DISH DBS	1,525,683			1,525,683
Balance at Dec. 31, 2011	(4,884,971)	1,207,681	(1,450)	(6,091,202)
Increase (Decrease) in Stockholder's Equity
Dividends to DISH Orbital Corporation (Note 15)	(915,858)			(915,858)
Non-cash, stock-based compensation	38,573	38,573
Income tax (expense) benefit related to stock awards and other	8,560	8,560
Change in unrealized holding gains (losses) on available-for-sale securities, net	8,047		8,047
Deferred income tax (expense) benefit attributable to unrealized gains (losses) on available-for-sale securities	(517)		(517)
Net income (loss) attributable to DISH DBS	484,266			484,266
Balance at Dec. 31, 2012	(5,261,900)	1,254,814	6,080	(6,522,794)
Increase (Decrease) in Stockholder's Equity
Non-cash, stock-based compensation	29,647	29,647
Income tax (expense) benefit related to stock awards and other	18,788	18,788
Change in unrealized holding gains (losses) on available-for-sale securities, net	8,781		8,781
Deferred income tax (expense) benefit attributable to unrealized gains (losses) on available-for-sale securities	(3,672)		(3,672)
Capital distribution to EchoStar	(3,148)	(3,148)
Noncontrolling interest recognized with acquisition of a controlling interest in subsidiary	2,882				2,882
Net income (loss) attributable to noncontrolling interest	300				(300)
Net income (loss) attributable to DISH DBS	825,022			825,022
Balance at Dec. 31, 2013	$ (4,383,900)	$ 1,300,101	$ 11,189	$ (5,697,772)	$ 2,582